EARNINGS PER SHARE (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
EARNINGS PER SHARE [Abstract]
Weighted-average common shares issued									3,805,636	3,805,636	3,805,636
Average treasury stock shares									(1,766,468)	(1,755,194)	(1,747,716)
Average unallocated ESOP shares									(128,630)	(108,570)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,909,922	1,910,222	1,910,190	1,909,262	1,919,627	1,919,135	1,949,046	1,959,381	1,910,538	1,941,872	2,057,920
Additional common stock equivalents (stock options) used to calculate diluted earnings per share
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,909,922	1,910,222	1,910,190	1,909,262	1,919,627	1,919,135	1,949,046	1,959,381	1,910,538	1,941,872	2,057,920
Employee Stock Option [Member]
EARNINGS PER SHARE [Abstract]
Anti-dilutive securities									114,519	114,519	114,519
Exercise price									$ 16.20	$ 16.20	$ 16.20